7. CAPITAL STOCK AND STOCK BASED COMPENSATION (Details 2) (Stock Option, USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Stock Option
Outstanding, beginning	1,200	0
Number of Options Granted	400	1,200
Number of Options Exercised	0	0
Number of Options Forfeited or Expired	0	0
Outstanding, ending	1,600	1,200
Number of Options Exercisable	300
Weighted Average Exercise Price Outstanding, Beginning	$ 2.4	$ 0
Weighted Average Exercise Price Granted	$ 2.64	$ 2.4
Weighted Average Exercise Price Exercised	$ 0	$ 0
Weighted Average Exercise Price Forfeited or Expired	$ 0	$ 0
Weighted Average Exercise Price Outstanding, Ending	$ 2.46	$ 2.4
Weighted Average Exercise Price Exercisable	$ 2.24
Weighted Average Remaining Contractual Life (in years) Outstanding	3 years 8 months 5 days	3 years 5 months 26 days
Weighted Average Remaining Contractual Life (in years) Exercisable	1 year 14 days
Aggregate Intrinsic Value Outstanding	$ 0	$ 0
Aggregate Intrinsic Value Exercisable	$ 0